Organization and Significant Accounting Policies - Schedule of Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2019
Minimum [Member] | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Furniture, fixtures, and other
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Computer hardware and other equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Software
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Furniture, fixtures, and other
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Maximum [Member] | Computer hardware and other equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Maximum [Member] | Software
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years